Basis of Preparation (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Other receivables	₪ 272	[1]	₪ 270
Property, plant and equipment	6,313	[1]	6,940
Intangible assets	4,227	[1]	5,840
Right-of-use assets	1,504	[1]
Trade and other payables	1,714	[1]	1,735
Current lease rights liabilities	8	[1]	160
Non-current lease rights liabilities	1,106	[1]
Equity attributable to shareholders	(453)	[1]	177
Non-controlling interests	617	[1]	₪ 2,279
Initial application of IFRS 16, Leases [Member] | In accordance with the previous policy [Member]
Statement Line Items [Line Items]
Other receivables	324
Property, plant and equipment	6,315
Intangible assets	4,228
Right-of-use assets
Trade and other payables	1,803
Current lease rights liabilities
Non-current lease rights liabilities
Equity attributable to shareholders	(450)
Non-controlling interests	627
Initial application of IFRS 16, Leases [Member] | Change [Member]
Statement Line Items [Line Items]
Other receivables	(52)
Property, plant and equipment	(2)
Intangible assets	(1)
Right-of-use assets	1,504
Trade and other payables	(89)
Current lease rights liabilities	445
Non-current lease rights liabilities	1,106
Equity attributable to shareholders	(3)
Non-controlling interests	₪ (10)

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1